UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4723
Dreyfus Treasury Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/07

FORM N-Q

STATEMENT OF INVESTMENTS
Dreyfus Treasury Cash Management
April 30, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
Repurchase Agreements--100.4%	of Purchase (%)	Amount ($)	Value ($)

Banc of America Securities LLC
dated 4/30/07, due 5/1/07 in the amount of
$800,113,778 (fully collateralized by $392,723,000
U.S. Treasury Bonds, 7.125%, due 2/15/23, value
$491,345,531 and cash, value $318,288,695)	5.12	800,000,000	800,000,000
Barclays Financial LLC
dated 4/30/07, due 5/1/07 in the amount of
$210,030,392 (fully collateralized by $224,210,542
Government National Mortgage Association,
5.50%-6.50%, due 10/15/34-4/20/37, value $214,200,001)	5.21	210,000,000	210,000,000
Barclays Financial LLC
dated 4/30/07, due 5/1/07 in the amount of
$70,008,750 (fully collateralized by $142,490,674
U.S. Treasury Strips, due 5/15/07-8/15/29, value
$71,400,001)	4.50	70,000,000	70,000,000
Citigroup Global Markets Holdings Inc.
dated 4/30/07, due 5/1/07 in the amount of
$288,040,000 (fully collateralized by $37,238,000
U.S. Treasury Bills, due 5/31/07-9/13/07, value
$36,779,254, $17,192,000 U.S. Treasury Bonds, 6.50%,
due 11/15/26, value $20,991,030, $76,898,000 U.S.
Treasury Notes, 3.875%-4.875%, due 4/30/08-5/15/14,
value $76,885,866 and $264,675,265 U.S. Treasury
Strips, due 11/15/07-11/15/23, value $159,103,850)	5.00	288,000,000	288,000,000
Credit Suisse (USA) Inc.
dated 4/30/07, due 5/1/07 in the amount of
$800,113,333 (fully collateralized by $137,596,000
U.S. Treasury Bonds, 4.75%, due 2/15/37, value
$136,030,147 and $678,366,000 U.S. Treasury Notes,
3.50%-4.875%, due 8/15/09-11/15/15, value
$679,970,863)	5.10	800,000,000	800,000,000
Goldman, Sachs & Co.
dated 4/30/07, due 5/1/07 in the amount of
$246,029,042 (fully collateralized by $43,830,000
Treasury Inflation Protected Securities, 3.875%, due
4/15/29, value $68,951,053 and $367,983,684 U.S.
Treasury Strips, due 2/15/21-11/15/21, value
$181,970,472)	4.25	246,000,000	246,000,000
Greenwich Capital Markets
dated 4/30/07, due 5/1/07 in the amount of
$459,065,153 (fully collateralized by $468,430,000
U.S. Treasury Notes, 4.50%, due 3/31/12, value
$468,181,060)	5.11	459,000,000	459,000,000
J.P. Morgan Chase & Co.

dated 4/30/07, due 5/1/07 in the amount of
$600,085,000 (fully collateralized by $64,280,000
Treasury Inflation Protected Securities,
3.625%, due 4/15/28, value $97,750,825 and
$510,391,000 U.S. Treasury Notes, 4.50%-4.625%, due
3/31/09-11/15/09, value $514,249,904)	5.10	600,000,000	600,000,000
J.P. Morgan Chase & Co.
dated 4/30/07, due 5/1/07 in the amount of
$200,028,833 (fully collateralized by $425,889,407
Government National Mortgage Association, 4%-8.50%,
due 6/15/08-6/15/48, value $204,001,484)	5.19	200,000,000	200,000,000
Merrill Lynch & Co. Inc.
dated 4/30/07, due 5/1/07 in the amount of
$300,042,583 (fully collateralized by $301,445,000
U.S. Treasury Notes, 4.625%, due 11/15/16, value
$306,002,426)	5.11	300,000,000	300,000,000
Merrill Lynch & Co. Inc.
dated 4/30/07, due 5/1/07 in the amount of
$500,072,361 (fully collateralized by $1,799,637,929
Government National Mortgage Association, 4%-7%,
due 12/15/08-4/20/37, value $510,000,779)	5.21	500,000,000	500,000,000
Morgan Stanley
dated 4/30/07, due 5/1/07 in the amount of
$800,113,333 (fully collateralized by $529,616,000
Treasury Inflation Protected Securities, 2%-3.375%,
due 1/15/12-7/15/12, value $602,579,008 and
$335,619,000 U.S. Treasury Strips, due
5/15/07-11/15/18, value $215,000,609)	5.10	800,000,000	800,000,000
UBS Securities LLC
dated 4/30/07, due 5/1/07 in the amount of
$800,113,778 (fully collateralized by $810,727,000
U.S. Treasury Notes, 3.75%-4.75%, due
5/15/08-10/31/11, value $816,002,325)	5.12	800,000,000	800,000,000
Total Investments (cost $6,073,000,000)		100.4%	6,073,000,000
Liabilities, Less Cash and Receivables		(.4%)	(24,038,122)
Net Assets		100.0%	6,048,961,878

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

[INSERT SCHEDULE OF INVESTMENTS HERE]

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)